Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 98.97%
Consumer discretionary: 13.80%
Auto components: 0.75%
Patrick Industries Incorporated	59,718	$ 4,350,456
Diversified consumer services: 0.87%
Carriage Services Incorporated	149,633	5,075,551
Hotels, restaurants & leisure: 1.86%
Dine Brands Global Incorporated	67,514	5,176,298
Wyndham Hotels & Resorts Incorporated	73,954	5,695,937
		10,872,235
Household durables: 2.72%
Cavco Industries Incorporated †	11,818	3,368,130
Century Communities Incorporated	68,868	4,118,995
Ethan Allen Interiors Incorporated	91,033	2,690,025
GoPro Incorporated Class A	253,840	1,317,430
Meritage Corporation †	40,321	4,404,263
		15,898,843
Internet & direct marketing retail: 0.72%
1-800-Flowers.com Incorporated Class A †	427,112	4,228,409
Leisure products: 2.24%
Johnson Outdoors Incorporated Class A	68,951	4,472,162
Malibu Boats Incorporated Class A †	97,752	5,841,660
Peloton Interactive Incorporated Class A †	216,504	2,797,232
		13,111,054
Multiline retail: 0.41%
Macy's Incorporated	115,776	2,368,777
Specialty retail: 3.33%
American Eagle Outfitters Incorporated †	267,307	3,841,202
Destination XL Group Incorporated †	439,217	2,626,518
Dick's Sporting Goods Incorporated	45,748	5,884,565
Shoe Carnival Incorporated	216,025	5,692,259
Williams-Sonoma Incorporated	11,406	1,424,838
		19,469,382
Textiles, apparel & luxury goods: 0.90%
Lakeland Industries Incorporated	64,303	975,477
Rocky Brands Incorporated	95,033	2,529,778
Under Armour Incorporated Class A †	173,993	1,727,750
		5,233,005
Consumer staples: 5.40%
Beverages: 0.83%
Coca Cola Bottling Corporation	8,711	4,850,720
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Food & staples retailing: 1.28%
Grocery Outlet Holding Corporation	134,446	$ 3,636,764
Sprouts Farmers Market Incorporated †	125,998	3,816,479
		7,453,243
Food products: 3.29%
Cal-Maine Foods Incorporated	69,369	3,940,159
Flowers Foods Incorporated	142,056	3,960,521
Hostess Brands Incorporated †	168,419	4,159,949
Pilgrim's Pride Corporation †	120,611	2,821,091
Post Holdings Incorporated	48,372	4,351,545
		19,233,265
Energy: 3.66%
Energy equipment & services: 1.83%
Helmerich & Payne Incorporated	128,780	5,419,062
Patterson-UTI Energy Incorporated	385,609	5,282,843
		10,701,905
Oil, gas & consumable fuels: 1.83%
Diamondback Energy Incorporated	38,259	5,378,450
W&T Offshore Incorporated †	946,645	5,310,678
		10,689,128
Financials: 22.66%
Banks: 11.41%
Ameris Bancorp	112,541	5,387,338
Atlantic Union Bankshares Corporation	155,330	5,818,662
Banner Corporation	90,820	5,719,844
FB Financial Corporation	133,042	5,014,353
First Interstate BancSystem Class A	91,013	3,234,602
Great Southern Bancorp Incorporated	94,803	5,516,587
Heritage Financial Corporation	187,463	5,224,594
Independent Bank Corporation	221,691	4,888,287
OceanFirst Financial Corporation	226,974	5,383,823
OFG Bancorp	202,647	6,164,522
Synovus Financial Corporation	117,070	4,894,697
Umpqua Holdings Corporation	216,638	3,825,827
Univest Financial Corporation	197,329	5,564,678
		66,637,814
Capital markets: 2.77%
Donnelley Financial Solutions †	81,302	3,439,888
Piper Sandler Companies	45,988	6,943,728
Stifel Financial Corporation	86,462	5,778,255
		16,161,871
Diversified financial services: 0.55%
Jackson Financial Incorporation Class A	70,206	3,185,948
Insurance: 4.54%
American Equity Investment Life Holding Company	130,305	5,427,203
Brighthouse Financial Incorporated †	82,737	4,784,681
Genworth Financial Incorporated Class A †	869,021	5,414,001
See accompanying notes to portfolio of investments

2  |  Allspring Small Company Value Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Horace Mann Educators Corporation	42,551	$ 1,572,685
Lincoln National Corporation	39,805	1,262,615
United Fire Group Incorporated	78,028	2,226,919
UnumProvident Corporation	131,355	5,851,865
		26,539,969
Mortgage REITs: 2.46%
AGNC Investment Corporation †	686,475	7,461,985
Annaly Capital Management Incorporated	335,237	6,932,701
		14,394,686
Thrifts & mortgage finance: 0.93%
Axos Financial Incorporated †	114,195	5,411,701
Health care: 10.22%
Biotechnology: 1.07%
Bioxcel Therapeutics Incorporated †	63,873	2,038,826
Cogent Biosciences Incorporated †	69,943	925,346
Protagonist Therapeutics Incorporated †	123,108	1,996,812
Xencor Incorporated †	39,973	1,284,332
		6,245,316
Health care equipment & supplies: 3.96%
Dentsply Sirona Incorporated	76,410	2,908,929
EDAP TMS SA ADR	318,894	3,753,382
Heska Corporation †	13,454	1,095,559
Masimo Corporation †	21,490	3,595,492
Merit Medical Systems Incorporated †	60,708	4,284,771
Quidlelothro Corporation †	37,576	3,266,857
UFP Technologies Incorporated †	35,771	4,210,962
		23,115,952
Health care providers & services: 3.67%
Addus Homecare Corporation †	40,258	4,373,629
AMN Healthcare Services Incorporated †	43,258	3,893,653
Fulgent Genetics Incorporated †	59,174	1,940,315
Option Care Health Incorporated †	115,995	3,557,567
The Ensign Group Incorporated	49,109	4,394,273
The Joint Corporation	94,304	1,480,573
U.S. Physical Therapy Incorporated	17,640	1,787,461
		21,427,471
Health care technology: 0.57%
Veradigm Incorporated †	200,140	3,324,325
Pharmaceuticals: 0.95%
Prestige Consumer Healthcare Incorporated †	74,850	4,509,713
Supernus Pharmaceuticals Incorporated †	28,178	1,059,211
		5,568,924
Industrials: 18.84%
Airlines: 0.46%
Alaska Air Group Incorporated †	56,239	2,689,911
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Building products: 1.88%
CSW Industrials Incorporated	32,296	$ 4,571,822
UFP Industries Incorporated	48,399	4,139,566
Zurn Elkay Water Solutions Corporation	99,380	2,285,740
		10,997,128
Commercial services & supplies: 1.20%
ABM Industries Incorporated	90,787	4,394,999
ACCO Brands Corporation	464,131	2,631,623
		7,026,622
Construction & engineering: 3.80%
Comfort Systems Incorporated	37,520	5,456,909
MYR Group Incorporated †	73,713	8,890,525
Sterling Construction Company Incorporated †	204,155	7,851,801
		22,199,235
Diversified consumer services: 0.41%
ADT Incorporated †	320,595	2,417,286
Electrical equipment: 1.85%
Atkore Incorporated †	25,814	3,769,360
Generac Holdings Incorporated †	21,973	2,636,980
Regal Rexnord Corporation	27,813	4,384,441
		10,790,781
Machinery: 5.89%
Federal Signal Corporation	137,696	7,266,218
Hillenbrand Incorporated	123,880	5,839,703
Kadant Incorporated	26,621	5,714,464
Miller Industries Incorporated	96,355	2,679,633
Standex International Corporation	33,470	3,871,810
The Shyft Group Incorporated	144,898	3,757,205
The Timken Company	61,528	5,257,568
		34,386,601
Professional services: 1.89%
Barrett Business Services Incorporated	24,319	2,334,138
CBIZ Incorporated †	124,677	6,245,071
First Advantage Corporation	169,353	2,457,312
		11,036,521
Road & rail: 0.80%
Arcbest Corporation	48,359	4,652,136
Trading companies & distributors: 0.66%
Boise Cascade Company	55,512	3,836,434
Information technology: 11.44%
Communications equipment: 0.87%
Aviat Networks Incorporated †	64,025	2,274,808
Harmonic Incorporated †	82,896	1,093,398
Silicom Limited	45,338	1,727,831
		5,096,037
See accompanying notes to portfolio of investments

4  |  Allspring Small Company Value Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 5.10%
ePlus Incorporated †	80,163	$ 4,342,430
Insight Enterprises Incorporated †	55,014	7,367,475
Methode Electronics Incorporated	112,971	5,505,077
PC Connection Incorporated	79,294	3,473,077
Richardson Electric Limited †	155,916	3,271,118
Sanmina Corporation †	96,385	5,827,437
		29,786,614
IT services: 2.37%
Cass Information Systems Incorporated	52,860	2,555,781
EPAM Systems Incorporated †	10,359	3,186,946
Hackett Group Incorporated	78,204	1,457,723
TTEC Holdings Incorporated	52,310	2,106,001
WEX Incorporated †	23,399	4,511,561
		13,818,012
Semiconductors & semiconductor equipment: 2.67%
Cirrus Logic Incorporated †	30,484	3,132,231
Diodes Incorporated †	27,820	2,550,816
FormFactor Incorporated †	104,697	3,151,380
Ichor Holdings Limited †	77,504	2,553,757
Onto Innovation Incorporated †	34,158	2,817,010
Synaptics Incorporated †	12,003	1,411,673
		15,616,867
Software: 0.43%
Verint Systems Incorporated †	67,322	2,516,496
Materials: 6.96%
Chemicals: 4.31%
Advansix Incorporated	142,897	5,880,212
Hawkins Incorporated	154,942	6,301,491
Hudson Technologies Incorporated †	198,200	2,007,766
Ingevity Corporation	56,008	4,624,020
Minerals Technologies Incorporated	56,623	3,439,847
Stepan Company	27,975	2,911,918
		25,165,254
Construction materials: 1.13%
Eagle Materials Incorporated	47,217	6,625,489
Containers & packaging: 0.61%
Greif Incorporated Class A	50,125	3,561,381
Metals & mining: 0.91%
Schnitzer Steel Industries Incorporated Class A	161,650	5,284,339
Real estate: 5.99%
Equity REITs: 5.99%
Agree Realty Corporation	79,157	5,602,732
Armada Hoffler Properties Incorporated	227,566	2,917,396
Global Medical REIT Incorporated †	301,596	3,034,056
LXP Industrial Trust	330,201	3,443,996
One Liberty Properties Incorporated	99,163	2,246,042
Outfront Media Incorporated	172,365	3,007,769
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Equity REITs (continued)
PotlatchDeltic Corporation	72,179	$ 3,331,783
Retail Opportunity Investment Corporation	190,695	2,713,590
STAG Industrial Incorporated	181,102	6,092,271
Summit Hotel Properties Incorporated	353,380	2,615,012
		35,004,647
Total Common stocks (Cost $438,341,183)		578,057,741

	Expiration date
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company ♦†	9-16-2024	8,457	211
Total Warrants (Cost $0)			211

		Yield
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	6,843,586	6,843,586
Total Short-term investments (Cost $6,843,586)				6,843,586
Total investments in securities (Cost $445,184,769)	100.14%			584,901,538
Other assets and liabilities, net	(0.14)			(844,129)
Total net assets	100.00%			$584,057,409

†	Non-income-earning security
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

6  |  Allspring Small Company Value Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,144,446	$67,055,687	$(65,356,547)	$ 0	$0	$6,843,586	6,843,586	$114,660
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	8,022,300	73,268,132	(81,290,232)	(200)	0	0	0	107,340#
				$(200)	$0	$6,843,586		$222,000

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  7

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

8  |  Allspring Small Company Value Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$80,607,712	$0	$0	$80,607,712
Consumer staples	31,537,228	0	0	31,537,228
Energy	21,391,033	0	0	21,391,033
Financials	132,331,989	0	0	132,331,989
Health care	59,681,988	0	0	59,681,988
Industrials	110,032,655	0	0	110,032,655
Information technology	66,834,026	0	0	66,834,026
Materials	40,636,463	0	0	40,636,463
Real estate	35,004,647	0	0	35,004,647
Warrants
Energy	0	211	0	211
Short-term investments
Investment companies	6,843,586	0	0	6,843,586
Total assets	$584,901,327	$211	$0	$584,901,538
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

Allspring Small Company Value Portfolio  |  9